Other Intangible Assets, Net - Estimated Future Amortization Expense (Details) - Other intangible assets $ in Thousands	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
2017	$ 180,304
2018	161,647
2019	145,601
2020	140,193
2021	$ 119,617